Loans and Other Borrowings - Summary of Unutilised Facilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	$ 1,279	$ 1,403
Line of credit facility maximum borrowings capacity	1,404	1,403
Due within one year [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	54	53
After two but before five years [member]
Disclosure of facilities provided by banks [line items]
Unutilised facilities provided by banks	$ 1,350	$ 1,350